Summary of Significant Accounting Policies (Details 2) (Scenario, Previously Reported [Member], USD $) In Millions, unless otherwise specified	Feb. 02, 2013	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Tradenames and Customer Relationships [Line Items]
Indefinite-lived	$ 131	$ 130	$ 105	$ 112
Trade Names [Member]
Tradenames and Customer Relationships [Line Items]
Indefinite-lived	131	130
Definite-lived	0	0
Total	131	130
Customer Relationships [Member]
Tradenames and Customer Relationships [Line Items]
Indefinite-lived	0	0
Definite-lived	203	229
Total	$ 203	$ 229